Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of Warrant Liabilities [Abstract]
Liability at beginning of the period		$ 5,376,932	$ 2,436,998
Additions		12,179,537	1,399,039
Change in fair value	[1]	(790,693)	1,540,895
Liability at end of the period		$ 16,765,776	$ 5,376,932

[1]	Changes in the fair value of warrant liabilities are reported in the consolidated statements of operations. The Company has determined that no adjustments to the fair values of its instruments recorded under the fair value option for instrument-specific credit risk were required at December 31, 2022 and 2021.